N-2 $ in Millions	Mar. 28, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001838126
Amendment Flag	false
Securities Act File Number	814-01431
Document Type	8-K
Entity Registrant Name	HPS CORPORATE LENDING FUND
Entity Address, Address Line One	40 West 57th Street
Entity Address, Address Line Two	33rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	287-6767
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
The initial maximum principal amount under the Agreement is $300 million. Proceeds from borrowings under the Revolving Credit Facility may be used to fund portfolio investments by HLEND Holdings, to pay certain fees and expenses and to make distributions to the Fund, subject to certain conditions. The period during which HLEND Holdings may make borrowings under the Revolving Credit Facility expires on March 2
7
, 2027, and all amounts outstanding under the Revolving Credit Facility must be repaid by March 2
8
, 2029.

Long Term Debt, Principal	$ 300